Share based compensation - Activities of options (Details) - 2021 Option Plan	6 Months Ended
Jun. 30, 2024 $ / shares shares
Number of RSUs
Outstanding at the beginning (in shares) | shares	11,260,718,000
Granted (in shares) | shares	4,960,570,000
Forfeited (in shares) | shares	(195,628,000)
Outstanding at the end (in shares) | shares	16,025,660,000
Vested and expected to vest (in shares) | shares	16,025,660,000
Exercisable (in shares) | shares	10,884,902,000
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 9.62
Granted (in dollars per share)	0.50
Forfeited (in USD per share)	7.36
Outstanding at the end (in USD per share)	6.82
Vested and expected to vest (in USD per share)	6.82
Exercisable (in USD per share)	8.66
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	3.11
Granted (in USD per share)	1.21
Forfeited (in USD per share)	2.86
Outstanding at the end (in USD per share)	2.52
Vested and expected to vest (in USD per share)	2.52
Exercisable (in USD per share)	$ 2.76
Weighted remaining contractual years
Vested and expected to vest	8 years 7 days
Exercisable	7 years 5 months 26 days